Major Transactions - Kargobot (Details) - CNY (¥) ¥ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Sep. 28, 2023
Disclosure of interests in subsidiaries, VIEs and VIEs' subsidiaries
Fair value of group's investment			¥ 528,709
Kargobot
Disclosure of interests in subsidiaries, VIEs and VIEs' subsidiaries
Registered share capital	¥ 437	¥ 303
Consideration received on share capital increase	¥ 600,000	¥ 295,000
Gain on deconsolidation			159,591	¥ 761,206
Fair value of group's investment			¥ 688,300	¥ 786,934
Net assets					¥ 25,728